Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [text block] [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2020	2019	2018
Rental	9,565	9,573	16,067
Depreciation	-	-	1,218
Labor	160,314	170,771	275,026
Subsidy to distributors	453,906	477,779	787,064
Promotion	-	-	15,623
Advertisement	1,174,552	287,354	1,152,176
Covid financial aid to distributors	2,172,432	-	-
Others	287,734	148,914	423,782
	4,258,504	1,094,391	2,670,955